Statements of Changes in Stockholder’s Equity (Unaudited) - USD ($)		Previously Reported Class B Common Stock		Previously Reported Additional Paid in Capital		Previously Reported Accumulated Deficit	Previously Reported		Class A Common Stock	Class B Common Stock		Additional Paid in Capital	Accumulated Deficit	Total
Balance at Jun. 13, 2022
Balance (in Shares) at Jun. 13, 2022
Net loss													(3,005)	(3,005)
Balance at Jun. 30, 2022													(3,005)	(3,005)
Balance (in Shares) at Jun. 30, 2022
Balance at Jun. 13, 2022
Balance (in Shares) at Jun. 13, 2022
Accretion of additional paid in capital to accumulated deficit
Net loss														(3,392)
Balance at Sep. 30, 2022										$ 288	[1],[2]	24,712	(3,392)	21,608
Balance (in Shares) at Sep. 30, 2022										2,875,000	[1],[2]
Balance at Jun. 13, 2022
Balance (in Shares) at Jun. 13, 2022
Issuance of Class B common stock to Sponsor		$ 307	[3],[4]	$ 24,693	[3],[4]		$ 25,000	[3],[4]
Issuance of Class B common stock to Sponsor (in Shares)	[3],[4]	3,066,667
Net loss													(3,451)	(3,451)
Balance at Dec. 31, 2022		$ 307	[4]	24,693		(3,451)	21,549			$ 288	[1],[2]	24,712	(3,451)	21,549
Balance (in Shares) at Dec. 31, 2022		3,066,667	[4]							2,875,000	[1],[2]
Balance at Jun. 30, 2022													(3,005)	(3,005)
Balance (in Shares) at Jun. 30, 2022
Issuance of Class B common stock to Sponsor										$ 288	[1],[2]	24,712		25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1],[2]									2,875,000
Net loss													(387)	(387)
Balance at Sep. 30, 2022										$ 288	[1],[2]	24,712	(3,392)	21,608
Balance (in Shares) at Sep. 30, 2022										2,875,000	[1],[2]
Balance at Dec. 31, 2022		$ 307	[4]	24,693		(3,451)	21,549			$ 288	[1],[2]	24,712	(3,451)	21,549
Balance (in Shares) at Dec. 31, 2022		3,066,667	[4]							2,875,000	[1],[2]
Net loss													(248)	(248)
Balance at Mar. 31, 2023										$ 288	[1],[2]	24,712	(3,699)	21,301
Balance (in Shares) at Mar. 31, 2023										2,875,000	[1],[2]
Balance at Dec. 31, 2022		$ 307	[4]	$ 24,693		$ (3,451)	$ 21,549			$ 288	[1],[2]	24,712	(3,451)	21,549
Balance (in Shares) at Dec. 31, 2022		3,066,667	[4]							2,875,000	[1],[2]
Accretion of additional paid in capital to accumulated deficit														$ 2,141,697
Issuance of Class B common stock to Sponsor (in Shares)														75,000
Net loss														$ 216,479
Balance at Sep. 30, 2023									$ 8	$ 288	[1],[2]		(2,237,948)	(2,237,652)
Balance (in Shares) at Sep. 30, 2023									75,000	2,875,000	[1],[2]
Balance at Mar. 31, 2023										$ 288	[1],[2]	24,712	(3,699)	21,301
Balance (in Shares) at Mar. 31, 2023										2,875,000	[1],[2]
Net loss													(30)	(30)
Balance at Jun. 30, 2023										$ 288	[1],[2]	24,712	(3,729)	21,271
Balance (in Shares) at Jun. 30, 2023										2,875,000	[1],[2]
Sale of IPO Units									$ 750			74,999,250		75,000,000
Sale of IPO Units (in Shares)									7,500,000
Sale of Private Placement Warrants												2,865,500		2,865,500
Offering and Underwriting Costs												(4,281,901)		(4,281,901)
Common shares subject to possible redemption									$ (750)			(75,749,250)		(75,750,000)
Common shares subject to possible redemption (in Shares)									(7,500,000)
Issuance of representative shares									$ 8			(8)
Issuance of representative shares (in Shares)									75,000
Accretion of additional paid in capital to accumulated deficit												2,141,697	(2,141,697)
Remeasurement of Class A common stock subject to possible redemption													(309,279)	(309,279)
Net loss													216,757	216,757
Balance at Sep. 30, 2023									$ 8	$ 288	[1],[2]		$ (2,237,948)	$ (2,237,652)
Balance (in Shares) at Sep. 30, 2023									75,000	2,875,000	[1],[2]

[1]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).
[2]	Includes an aggregate of up to 375,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).
[3]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 (see Notes 5 and 7).
[4]	Includes an aggregate of up to 400,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).